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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        February 1, 2005


VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R) Series Trust XI (the "Trust") (File Nos. 33-68310 and 811-7992) on Behalf of MFS(R) Mid Cap Value Fund and MFS(R) Union Standard Equity Fund (the "Funds")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 22 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2005.

     Please call the undersigned or Martha Donovan at (617) 954-5842 with any questions you may have.

                                        Very truly yours,



                                        BRIAN T. HOURIHAN
                                        Brian T. Hourihan
                                        Assistant Secretary

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